Future Minimum Lease Payments Under Non-Cancelable Operating Lease (Detail) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Leases [Abstract]
2019	$ 13,632	¥ 93,729
2020	10,539	72,459
2021	8,582	59,008
2022	7,869	54,103
2023 and after	12,676	87,151
Total	$ 53,298	¥ 366,450